Statement of Shareholders' Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Mar. 01, 2015
Balance, shares at Mar. 01, 2015
Founders' shares, par value $0.0001, issued on March 2, 2015 at $0.002 per share, value	25,000	50,000		75,000
Founders' shares, par value $0.0001, issued on March 2, 2015 at $0.002 per share, shares	25,000,000
Net loss for the period			(20,842)	(20,842)
Balance at Mar. 31, 2015	$ 25,000	$ 50,000	$ (20,842)	$ (54,158)
Balance, shares at Mar. 31, 2015	25,000,000